Lease Arrangements - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 21,473	$ 26,742
Current	10,073	11,153
Non-current	11,400	15,589
Lease liabilities	$ 21,473	$ 26,742
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate for lease liabilities (as a percent)	1.20%	1.20%
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate for lease liabilities (as a percent)	2.81%	2.40%